Prepayments, Other Receivables and Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Interest receivable	—	1,517
Other receivables	46,685	41,324
Lease receivables	96	188
Income tax refund	1,003	1,003
VAT recoverable	47	1,396
Prepayments	18,742	16,327
Total	66,573	61,755